Accounts receivable, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Accounts receivable - third parties	422,743	296,449
Less: Allowance for doubtful accounts, third parties	(4,521)	(8,216)
Accounts receivable - third parties, net	418,222	288,233

Accounts receivable - related parties	837,686	807,621
Less: Allowance for doubtful accounts, related parties	(2,366)	(3,354)
Accounts receivable - related parties, net	835,320	804,267

Schedule of movement of the allowance for doubtful accounts of accounts receivables due from related parties

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Balance at the beginning of the period	—	6,887
Additions	6,887	7,097
Reversal	—	(2,142)
Write-off	—	(272)
Balance at the end of the period	6,887	11,570

	As of December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at the beginning of the year	—	—	—
Additions	360	—	6,887
Write-off	(360)	—	—
Balance at the end of the year	—	—	6,887